Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues:
Revenues	$ 205,142	$ 94,601	$ 150,524
Depreciation on revenue earning vehicles	47,335	23,791	112,234
Gross margin	39,406	(23,534)	(135,675)
Other operating expenses:
General and administrative (including stock-based compensation expense of $78.7 million, $4.4 million, and $28.8 million for years ended December 31, 2021, 2020, and 2019, respectively)	209,998	152,910	192,063
Selling and marketing (including stock-based compensation expense of $2.7 million, $0.9 million, and $0.8 million for years ended December 31, 2021, 2020, and 2019, respectively)	17,906	18,404	16,656
Research and development (including stock-based compensation expense of $5.2 million, $0.9 million, and $1.2 million for years ended December 31, 2021, 2020, and 2019, respectively)	31,426	34,376	40,836
Tariff reimbursement	0	(24,986)	0
Total operating expenses	259,330	180,704	249,555
Loss from operations	(219,924)	(204,238)	(385,230)
Interest expense, net	(6,073)	(6,562)	(4,955)
Other income, net	29,873	2,634	2,979
Loss before income taxes	(196,124)	(208,166)	(387,206)
Provision for income taxes	209	64	276
Net loss	$ (196,333)	$ (208,230)	$ (387,482)
Net loss per share attributable to common stockholders, basic and diluted	$ (2.51)	$ (5.57)	$ (18.31)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted	84,260,800	37,366,609	21,156,933
Sharing [Member]
Revenues:
Revenues	$ 187,327	$ 79,941	$ 140,448
Cost of sharing, exclusive of depreciation, Cost of product sales	101,061	71,628	20,319
Product Sales [Member]
Revenues:
Revenues	17,815	14,660	10,076
Cost of sharing, exclusive of depreciation, Cost of product sales	$ 17,340	$ 22,716	$ 153,646